Feb. 29, 2024
Schwab Global Real Estate Fund
Investment Objective
The fund seeks capital growth and income consistent with prudent investment management.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.50
Distribution (12b-1) fees	None
Other expenses	0.21
Total annual fund operating expenses	0.71

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$73	$227	$395	$883

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities of real estate companies and companies related to the real estate industry. The fund will provide shareholders with at least 60 days’ notice before changing this policy. Real estate companies include U.S. and non-U.S. issuers that, in the opinion of the investment adviser, derive at least 50% of their revenues or profits from the ownership, construction, development, financing, management, servicing, sale or leasing of commercial, industrial or residential real estate or have 50% of their total assets in real estate. Companies related to the real estate industry include companies whose products and services pertain to the real estate industry, such as mortgage lenders and mortgage servicing companies. The fund does not invest directly in real estate.
The fund may invest a significant portion of its total assets in real estate investment trusts (REITs) and other similar REIT-like structures. REITs are U.S. real estate companies that own and commonly operate income producing real estate, or that use their assets to finance real estate. REITs are not subject to U.S. corporate income tax, provided they comply with a number of tax requirements, including the distribution to shareholders of at least 90% of their net income. A number of other countries have adopted REIT-like structures that are not subject to local corporate income tax, provided they distribute a significant portion of their net income to shareholders and meet certain other requirements. The fund may also invest in real estate operating companies (REOCs). REOCs are real estate companies that engage in the development, management or financing of real estate. They typically provide services such as property management, property development, facilities management and real estate financing. REOCs are publicly-traded corporations that have not elected to be taxed as REITs. The three primary reasons for not making such an election are the (a) availability of tax-loss carry-forwards, (b) operation in non-REIT-qualifying lines of business, and (c) ability to retain earnings.
The fund invests in equity securities, primarily common stocks. The fund may also invest in other types of equity securities, including preferred stocks, convertible securities, rights or warrants to purchase stocks, and exchange-traded funds (ETFs).
The fund selects investments based on the investment adviser’s analysis of each issuer. In making this determination, the investment adviser may take into account a variety of factors that it determines to be relevant from time to time, such as the issuer’s financial condition, industry position, earnings estimates, management and local and global economic and market conditions. The investment adviser uses proprietary research to help choose and allocate the fund’s investments.
The fund may invest in derivative securities, such as swaps, options, futures and options on futures, which are principally tied to the real estate industry, for hedging purposes and to seek returns on the fund’s otherwise uninvested cash. The derivative securities may relate to a specific investment, a group of investments, or the fund’s portfolio as a whole. Derivatives are financial contracts whose values depend upon or are derived from the values of underlying assets, reference rates or indexes. The fund may use investment techniques such as short sales and reverse repurchase agreements. Please see the “Principal Risks” section for a description of these investments. The fund may lend its securities to certain financial institutions to earn additional income.
Under normal market conditions, the fund seeks to invest its assets across different countries and regions. The fund’s investments in a single country or a limited number of countries may represent a higher percentage of the fund’s assets from time to time. The fund invests primarily in developed market countries, but may invest up to 15% of its total assets in emerging market countries. “Emerging market” countries include, but are not limited to, countries included in the MSCI Emerging Markets IndexSM. In allocating the fund’s investments, the investment adviser considers the size and condition of the real estate market in each country and region and the global real estate market as a whole. Except as provided above, the fund is not required to invest or restricted from investing any minimum or maximum percentage of its assets in any one country or region.
The fund sells securities when the investment adviser believes it is appropriate to do so, regardless of how long the securities have been held. Such sales may cause the fund to experience high portfolio turnover and correspondingly increased transaction costs. The sales may also result in capital gain or loss, including short-term capital gain or loss. High portfolio turnover may adversely impact the fund’s performance.
The fund may hold up to 100% of its assets in cash, cash equivalents and other short-term investments for temporary or defensive purposes. The fund may utilize such tactics when the investment adviser believes that market or economic interests are unfavorable for investors. Under such circumstances, the fund may not achieve its investment objective.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The MSCI ACWI Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The FTSE EPRA Nareit Global Index (Net) is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/schwabfunds_prospectus.

Annual Total Returns (%) as of 12/31

Best Quarter: 17.24% Q1 2019 Worst Quarter: (30.31%) Q1 2020 Year-to-date performance (before taxes) as of 3/31/24: (1.27%)
Average Annual Total Returns as of 12/31/23
Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	10 Years
Before taxes	8.45%	2.72%	3.97%
After taxes on distributions	7.29%	1.39%	2.48%
After taxes on distributions and sale of shares	5.29%	1.78%	2.60%
Comparative Indices (reflects no deduction for fees, expenses, or taxes)
MSCI ACWI Index (Net)(1)(2)	22.20%	11.72%	7.93%
FTSE EPRA Nareit Global Index (Net)(2)	8.67%	2.07%	3.28%
(1)
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the FTSE EPRA Nareit Global Index (Net) to the MSCI ACWI Index (Net).

(2)
The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.